Estimated Useful Life (Details)	12 Months Ended
Mar. 31, 2013
Rental equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years 0 months 0 days
Rental equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years 0 months 0 days
All non-rental equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	55 years 0 months 0 days
All non-rental equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days